OTHER LIABILITIES - Remeasurements of net defined benefit liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Actuarial losses relating to the defined benefit obligation	$ 2,584	$ 3,771
Net return on assets excluding interest	77	93
Total remeasurements of the net defined benefit liability	2,661	$ 3,864
Estimate of contributions expected to be paid to plan for next annual reporting period	1,900
Estimate of benefit payments expected to be paid to plan for next annual reporting period	$ 3,700
Canada
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	14 years 4 months 24 days	12 years 4 months 24 days
Mexico Plans
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	3 years 8 months 12 days